Schedule of Investments (unaudited)	iShares® S&P Small-Cap 600 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings Inc.	435,278	$21,019,575
Aerovironment Inc.(a)(b)	293,048	29,348,757
Moog Inc., Class A	145,320	12,215,599
Park Aerospace Corp.	96,164	1,432,843
Triumph Group Inc.(a)	279,001	5,789,271
		69,806,045
Air Freight & Logistics — 0.6%
Echo Global Logistics Inc.(a)	178,262	5,479,774
Forward Air Corp.	356,507	31,996,503
		37,476,277
Airlines — 0.3%
Allegiant Travel Co.(a)	83,754	16,248,276

Auto Components — 1.9%
Dorman Products Inc.(a)(b)	371,345	38,497,336
Gentherm Inc.(a)	285,228	20,265,450
LCI Industries	328,589	43,183,166
Patrick Industries Inc.	291,030	21,245,190
		123,191,142
Automobiles — 0.2%
Winnebago Industries Inc.	223,900	15,216,244

Banks — 2.9%
BancFirst Corp.	119,464	7,458,138
Bancorp. Inc. (The)(a)	338,533	7,789,644
Berkshire Hills Bancorp. Inc.	205,561	5,634,427
City Holding Co.	88,593	6,665,737
Community Bank System Inc.	317,047	23,984,606
CVB Financial Corp.	673,709	13,871,668
Great Western Bancorp. Inc.	225,735	7,401,851
Hilltop Holdings Inc.	297,297	10,821,611
Independent Bank Corp.	145,328	10,972,264
National Bank Holdings Corp., Class A	248,087	9,362,803
Park National Corp.	102,044	11,982,007
ServisFirst Bancshares Inc.	612,985	41,670,720
Triumph Bancorp. Inc.(a)(b)	294,206	21,844,796
Westamerica Bancorp.	152,582	8,854,333
		188,314,605
Beverages — 1.0%
Celsius Holdings Inc.(a)(b)	428,820	32,628,914
Coca-Cola Consolidated Inc.	26,047	10,474,280
MGP Ingredients Inc.	91,095	6,161,666
National Beverage Corp.	304,770	14,394,287
		63,659,147
Biotechnology — 2.1%
Anika Therapeutics Inc.(a)	75,376	3,263,027
Coherus Biosciences Inc.(a)(b)	871,009	12,046,054
Cytokinetics Inc.(a)(b)	935,112	18,505,866
Eagle Pharmaceuticals Inc./DE(a)(b)	54,845	2,347,366
Enanta Pharmaceuticals Inc.(a)	98,841	4,349,992
Organogenesis Holdings Inc., Class A(a)	403,903	6,712,868
REGENXBIO Inc.(a)	455,449	17,694,194
Spectrum Pharmaceuticals Inc.(a)(b)	1,160,745	4,352,794
Vanda Pharmaceuticals Inc.(a)(b)	368,072	7,917,229
Vericel Corp.(a)(b)	604,309	31,726,223
Xencor Inc.(a)	759,854	26,207,364
		135,122,977
Security	Shares	Value

Building Products — 2.0%
AAON Inc.	533,749	$33,407,350
American Woodmark Corp.(a)	117,591	9,606,009
Gibraltar Industries Inc.(a)	425,831	32,495,163
Insteel Industries Inc.	104,027	3,344,468
PGT Innovations Inc.(a)	777,081	18,051,592
UFP Industries Inc.	410,491	30,515,901
		127,420,483
Capital Markets — 1.6%
B. Riley Financial Inc.	156,869	11,843,610
Blucora Inc.(a)(b)	278,327	4,817,840
BrightSphere Investment Group Inc.(b)	777,644	18,220,199
Donnelley Financial Solutions Inc.(a)	171,481	5,658,873
Greenhill & Co. Inc.	115,353	1,794,893
Piper Sandler Cos	116,832	15,136,754
StoneX Group Inc.(a)	217,000	13,165,390
Virtus Investment Partners Inc.	93,746	26,039,826
WisdomTree Investments Inc.	617,975	3,831,445
		100,508,830
Chemicals — 3.3%
American Vanguard Corp.	157,720	2,761,677
Balchem Corp.	422,330	55,435,036
Ferro Corp.(a)	377,394	8,140,389
FutureFuel Corp.	142,541	1,368,394
GCP Applied Technologies Inc.(a)	329,827	7,671,776
Hawkins Inc.	136,468	4,469,327
HB Fuller Co.	346,162	22,019,365
Innospec Inc.	122,032	11,057,319
Livent Corp.(a)(b)	2,078,550	40,240,728
Quaker Chemical Corp.	172,062	40,811,386
Stepan Co.	150,927	18,151,990
		212,127,387
Commercial Services & Supplies — 0.8%
Brady Corp., Class A, NVS	247,266	13,856,787
U.S. Ecology Inc.(a)	160,384	6,017,608
UniFirst Corp./MA	102,970	24,160,881
Viad Corp.(a)	110,336	5,500,249
		49,535,525
Communications Equipment — 1.4%
CalAmp Corp.(a)	184,108	2,341,854
Digi International Inc.(a)(b)	252,488	5,077,534
Extreme Networks Inc.(a)	715,053	7,979,991
Harmonic Inc.(a)(b)	634,541	5,406,289
Plantronics Inc.(a)	320,948	13,393,160
Viavi Solutions Inc.(a)	2,976,500	52,564,990
		86,763,818
Construction & Engineering — 1.1%
Arcosa Inc.	339,899	19,965,667
Comfort Systems USA Inc.	471,917	37,182,340
MYR Group Inc.(a)(b)	122,980	11,181,342
		68,329,349
Consumer Finance — 1.0%
Green Dot Corp., Class A(a)(b)	695,944	32,604,976
PRA Group Inc.(a)	597,703	22,993,635
World Acceptance Corp.(a)(b)	34,871	5,587,729
		61,186,340
Containers & Packaging — 0.1%
Myers Industries Inc.	183,547	3,854,487

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.2%
American Public Education Inc.(a)(b)	136,880	$3,879,179
Perdoceo Education Corp.(a)(b)	405,380	4,974,013
Regis Corp.(a)(b)	112,003	1,048,348
		9,901,540
Diversified Telecommunication Services — 0.6%
Cincinnati Bell Inc.(a)	640,516	9,876,757
Cogent Communications Holdings Inc.	346,600	26,650,074
		36,526,831
Electrical Equipment — 0.6%
AZZ Inc.	183,036	9,477,605
Vicor Corp.(a)(b)	276,772	29,265,871
		38,743,476
Electronic Equipment, Instruments & Components — 3.8%
Advanced Energy Industries Inc.	500,175	56,374,724
Arlo Technologies Inc.(a)(b)	1,058,631	7,166,932
Badger Meter Inc.	379,417	37,228,396
CTS Corp.	223,741	8,314,216
Fabrinet(a)	297,450	28,516,532
FARO Technologies Inc.(a)	137,430	10,687,931
Itron Inc.(a)(b)	305,344	30,528,293
Methode Electronics Inc.	205,715	10,123,235
OSI Systems Inc.(a)	115,177	11,706,590
Plexus Corp.(a)	212,960	19,466,674
Rogers Corp.(a)(b)	128,919	25,886,935
		246,000,458
Energy Equipment & Services — 0.4%
Core Laboratories NV(b)	242,016	9,426,523
DMC Global Inc.(a)(b)	244,439	13,739,916
		23,166,439
Equity Real Estate Investment Trusts (REITs) — 4.8%
Agree Realty Corp.	443,852	31,287,128
CareTrust REIT Inc.	618,680	14,371,936
Centerspace	96,524	7,615,744
Community Healthcare Trust Inc.	296,803	14,086,270
Easterly Government Properties Inc.	464,399	9,789,531
Essential Properties Realty Trust Inc.	1,528,700	41,336,048
Four Corners Property Trust Inc.	555,033	15,324,461
Getty Realty Corp.	226,202	7,046,192
Independence Realty Trust Inc.	653,202	11,907,872
Industrial Logistics Properties Trust	383,488	10,024,376
Innovative Industrial Properties Inc.	311,580	59,518,012
Lexington Realty Trust	1,305,902	15,605,529
LTC Properties Inc.	201,255	7,726,179
NexPoint Residential Trust Inc.	168,219	9,248,681
Safehold Inc.(b)	187,904	14,750,464
Saul Centers Inc.	69,684	3,167,138
Tanger Factory Outlet Centers Inc.	460,990	8,689,662
Uniti Group Inc.	1,940,054	20,545,172
Universal Health Realty Income Trust	77,469	4,768,217
		306,808,612
Food & Staples Retailing — 0.4%
PriceSmart Inc.	134,189	12,212,541
United Natural Foods Inc.(a)(b)	389,383	14,399,383
		26,611,924
Food Products — 1.2%
B&G Foods Inc.(b)	842,197	27,624,062
Calavo Growers Inc.	89,023	5,645,839
Cal-Maine Foods Inc.	288,336	10,440,646
Security	Shares	Value

Food Products (continued)
J&J Snack Foods Corp.	84,389	$14,718,285
Simply Good Foods Co. (The)(a)(b)	495,492	18,090,413
		76,519,245
Gas Utilities — 0.2%
Chesapeake Utilities Corp.	116,687	14,040,947

Health Care Equipment & Supplies — 4.4%
AngioDynamics Inc.(a)(b)	174,556	4,735,704
Avanos Medical Inc.(a)	624,766	22,722,739
Cardiovascular Systems Inc.(a)	267,626	11,414,249
CONMED Corp.	212,608	29,218,717
CryoLife Inc.(a)(b)	271,510	7,710,884
Cutera Inc.(a)(b)	101,701	4,986,400
Glaukos Corp.(a)(b)	385,335	32,687,968
Heska Corp.(a)(b)	128,847	29,600,021
Inogen Inc.(a)	101,993	6,646,884
Integer Holdings Corp.(a)	172,343	16,234,711
LeMaitre Vascular Inc.	222,023	13,547,844
Meridian Bioscience Inc.(a)	565,471	12,542,147
Merit Medical Systems Inc.(a)	641,067	41,451,392
Mesa Laboratories Inc.	63,737	17,283,562
OraSure Technologies Inc.(a)(b)	598,534	6,069,135
Orthofix Medical Inc.(a)	92,277	3,701,231
Surmodics Inc.(a)	115,771	6,280,577
Tactile Systems Technology Inc.(a)	256,532	13,339,664
Zynex Inc.(a)(b)	256,010	3,975,835
		284,149,664
Health Care Providers & Services — 5.5%
Addus HomeCare Corp.(a)(b)	197,161	17,200,326
AMN Healthcare Services Inc.(a)	387,153	37,546,098
Apollo Medical Holdings Inc.(a)(b)	107,897	6,777,010
Community Health Systems Inc.(a)	1,615,015	24,935,832
CorVel Corp.(a)	76,039	10,212,038
Covetrus Inc.(a)	777,046	20,980,242
Ensign Group Inc. (The)	672,949	58,324,490
Fulgent Genetics Inc.(a)(b)	230,899	21,295,815
Hanger Inc.(a)	306,005	7,735,806
Joint Corp. (The)(a)(b)	172,454	14,472,340
MEDNAX Inc.(a)(b)	439,165	13,240,825
ModivCare Inc.(a)	158,635	26,979,054
Owens & Minor Inc.	507,521	21,483,364
Pennant Group Inc. (The)(a)	332,437	13,596,673
RadNet Inc.(a)(b)	276,155	9,303,662
Select Medical Holdings Corp.	715,816	30,250,384
Tivity Health Inc.(a)	326,527	8,590,925
U.S. Physical Therapy Inc.	92,571	10,726,202
		353,651,086
Health Care Technology — 2.4%
Allscripts Healthcare Solutions Inc.(a)(b)	1,841,425	34,084,777
Computer Programs & Systems Inc.	77,958	2,590,544
HealthStream Inc.(a)	125,899	3,517,618
NextGen Healthcare Inc.(a)	341,252	5,661,371
Omnicell Inc.(a)	562,652	85,213,645
Simulations Plus Inc.(b)	199,532	10,956,302
Tabula Rasa HealthCare Inc.(a)(b)	295,358	14,767,900
		156,792,157
Hotels, Restaurants & Leisure — 1.8%
Brinker International Inc.(a)	322,814	19,966,046
Cheesecake Factory Inc. (The)(a)	210,324	11,395,354

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Dine Brands Global Inc.(a)	222,765	$19,881,776
El Pollo Loco Holdings Inc.(a)(b)	129,471	2,368,025
Monarch Casino & Resort Inc.(a)(b)	86,503	5,723,904
Ruth’s Hospitality Group Inc.(a)	154,778	3,564,537
Shake Shack Inc., Class A(a)(b)	473,415	50,664,873
		113,564,515
Household Durables — 4.0%
Cavco Industries Inc.(a)	64,678	14,370,805
Century Communities Inc.	381,586	25,390,732
Installed Building Products Inc.	293,444	35,905,808
iRobot Corp.(a)(b)	365,287	34,114,153
La-Z-Boy Inc.	308,136	11,413,357
LGI Homes Inc.(a)(b)	285,522	46,237,433
MDC Holdings Inc.	427,417	21,627,300
Meritage Homes Corp.(a)	493,284	46,408,159
Tupperware Brands Corp.(a)	646,653	15,358,009
Universal Electronics Inc.(a)	74,378	3,607,333
		254,433,089
Household Products — 1.0%
Central Garden & Pet Co.(a)(b)	78,124	4,135,103
Central Garden & Pet Co., Class A, NVS(a)	314,953	15,212,230
WD-40 Co.	178,394	45,720,598
		65,067,931
Industrial Conglomerates — 0.2%
Raven Industries Inc.	196,871	11,388,987

Insurance — 1.9%
Ambac Financial Group Inc.(a)	204,994	3,210,206
AMERISAFE Inc.	93,343	5,571,644
eHealth Inc.(a)(b)	341,018	19,915,451
HCI Group Inc.	85,345	8,485,853
James River Group Holdings Ltd.	190,755	7,157,128
Palomar Holdings Inc.(a)(b)	282,557	21,321,751
Selectquote Inc.(a)(b)	385,733	7,429,218
Trupanion Inc.(a)(b)	436,181	50,204,433
		123,295,684
Interactive Media & Services — 0.2%
QuinStreet Inc.(a)	644,788	11,980,161

Internet & Direct Marketing Retail — 1.4%
Liquidity Services Inc.(a)	233,386	5,939,674
PetMed Express Inc.	264,517	8,424,866
Shutterstock Inc.	290,827	28,550,487
Stamps.com Inc.(a)(b)	238,452	47,759,551
		90,674,578
IT Services — 2.5%
CSG Systems International Inc.	214,627	10,126,102
EVERTEC Inc.	778,760	33,992,874
ExlService Holdings Inc.(a)	435,439	46,269,748
Perficient Inc.(a)(b)	429,716	34,557,761
TTEC Holdings Inc.	237,343	24,467,690
Unisys Corp.(a)(b)	385,313	9,752,272
		159,166,447
Leisure Products — 0.7%
Sturm Ruger & Co. Inc.	142,274	12,801,815
Vista Outdoor Inc.(a)	753,604	34,876,793
		47,678,608
Life Sciences Tools & Services — 1.4%
Luminex Corp.	570,974	21,011,843
Security	Shares	Value

Life Sciences Tools & Services (continued)
NeoGenomics Inc.(a)(b)	1,535,012	$69,336,492
		90,348,335
Machinery — 6.7%
Alamo Group Inc.	129,303	19,741,982
Albany International Corp., Class A	200,565	17,902,432
Astec Industries Inc.	181,391	11,416,749
Chart Industries Inc.(a)(b)	463,523	67,822,685
CIRCOR International Inc.(a)	94,685	3,086,731
Enerpac Tool Group Corp.(b)	322,797	8,592,856
ESCO Technologies Inc.	200,749	18,832,264
Federal Signal Corp.	790,042	31,783,390
Franklin Electric Co. Inc.	501,837	40,458,099
Hillenbrand Inc.	645,973	28,474,490
John Bean Technologies Corp.(b)	251,851	35,918,990
Lindsay Corp.	85,406	14,115,904
Lydall Inc.(a)	102,532	6,205,237
Mueller Industries Inc.	298,574	12,931,240
Proto Labs Inc.(a)(b)	360,017	33,049,561
SPX Corp.(a)(b)	342,529	20,921,671
SPX FLOW Inc.	209,355	13,658,320
Tennant Co.	112,003	8,943,439
Titan International Inc.(a)	298,231	2,528,999
Watts Water Technologies Inc., Class A	233,673	34,095,227
		430,480,266
Marine — 0.6%
Matson Inc.	564,841	36,149,824

Media — 0.4%
TechTarget Inc.(a)	307,295	23,812,290

Metals & Mining — 0.6%
Arconic Corp.(a)	713,063	25,399,304
Century Aluminum Co.(a)(b)	397,903	5,128,970
Materion Corp.	101,588	7,654,656
		38,182,930
Mortgage Real Estate Investment — 0.3%
Invesco Mortgage Capital Inc.	1,373,253	5,355,687
Redwood Trust Inc.	545,374	6,582,664
Two Harbors Investment Corp.	1,034,856	7,823,511
		19,761,862
Multiline Retail — 0.4%
Big Lots Inc.	415,405	27,420,884

Oil, Gas & Consumable Fuels — 2.1%
Bonanza Creek Energy Inc.	248,668	11,704,803
Dorian LPG Ltd.(a)	205,214	2,897,622
Matador Resources Co.	613,223	22,082,160
Range Resources Corp.(a)	1,931,045	32,364,314
Renewable Energy Group Inc.(a)(b)	620,021	38,652,109
Southwestern Energy Co.(a)(b)	4,834,544	27,411,864
		135,112,872
Personal Products — 1.1%
elf Beauty Inc.(a)	262,789	7,132,093
Inter Parfums Inc.	101,778	7,328,016
Medifast Inc.	153,027	43,303,581
USANA Health Sciences Inc.(a)	96,460	9,880,398
		67,644,088
Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals Inc.(a)(b)	312,652	6,303,064
ANI Pharmaceuticals Inc.(a)(b)	45,594	1,598,070

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Cara Therapeutics Inc.(a)	377,922	$5,392,947
Collegium Pharmaceutical Inc.(a)(b)	457,044	10,804,520
Corcept Therapeutics Inc.(a)(b)	1,369,867	30,137,074
Endo International PLC(a)	1,848,968	8,653,170
Innoviva Inc.(a)(b)	820,512	11,003,066
Pacira BioSciences Inc.(a)(b)	572,464	34,737,116
Supernus Pharmaceuticals Inc.(a)(b)	688,801	21,208,183
		129,837,210
Professional Services — 1.7%
Exponent Inc.	678,776	60,553,607
Forrester Research Inc.(a)	144,639	6,624,466
Korn Ferry	280,508	20,350,855
ManTech International Corp./VA, Class A	243,375	21,061,673
		108,590,601
Real Estate Management & Development — 0.4%
Marcus & Millichap Inc.(a)	145,391	5,651,348
RE/MAX Holdings Inc., Class A	102,170	3,405,326
St Joe Co. (The)	407,768	18,190,531
		27,247,205
Road & Rail — 1.4%
Heartland Express Inc.	311,693	5,339,301
Marten Transport Ltd.	766,972	12,647,368
Saia Inc.(a)	343,053	71,866,173
		89,852,842
Semiconductors & Semiconductor Equipment — 5.9%
Axcelis Technologies Inc.(a)	285,364	11,534,413
CEVA Inc.(a)	298,077	14,099,042
Cohu Inc.(a)	629,148	23,146,355
Diodes Inc.(a)(b)	551,569	43,998,659
DSP Group Inc.(a)	149,915	2,218,742
FormFactor Inc.(a)	1,009,359	36,801,229
Ichor Holdings Ltd.(a)	183,221	9,857,290
Kulicke & Soffa Industries Inc.	395,173	24,184,588
MaxLinear Inc.(a)	892,032	37,902,440
Onto Innovation Inc.(a)	638,206	46,614,566
PDF Solutions Inc.(a)(b)	234,827	4,269,155
Photronics Inc.(a)	405,325	5,354,343
Power Integrations Inc.	789,711	64,803,685
Rambus Inc.(a)	617,085	14,631,085
Ultra Clean Holdings Inc.(a)	569,909	30,615,511
Veeco Instruments Inc.(a)(b)	359,631	8,645,529
		378,676,632
Software — 6.0%
8x8 Inc.(a)	1,429,600	39,685,696
Agilysys Inc.(a)	267,323	15,202,659
Alarm.com Holdings Inc.(a)(b)	589,405	49,922,604
Bottomline Technologies DE Inc.(a)	306,780	11,375,402
Ebix Inc.(b)	307,229	10,415,063
LivePerson Inc.(a)(b)	834,868	52,797,052
MicroStrategy Inc., Class A(a)(b)	101,340	67,340,430
OneSpan Inc.(a)(b)	441,929	11,286,867
Progress Software Corp.	373,714	17,284,273
SPS Commerce Inc.(a)	466,685	46,598,497
Vonage Holdings Corp.(a)(b)	3,079,529	44,376,013
Xperi Holding Corp.	863,556	19,205,485
		385,490,041
Specialty Retail — 3.7%
America’s Car-Mart Inc./TX(a)(b)	51,466	7,293,762
Boot Barn Holdings Inc.(a)(b)	228,850	19,234,842
Security	Shares	Value

Specialty Retail (continued)
Buckle Inc. (The)(b)	154,502	$7,686,474
GameStop Corp., Class A(a)(b)	339,885	72,782,974
Haverty Furniture Companies Inc.	98,510	4,212,288
Hibbett Inc.(a)(b)	211,760	18,980,049
Lumber Liquidators Holdings Inc.(a)(b)	380,181	8,021,819
MarineMax Inc.(a)(b)	287,262	14,001,150
Rent-A-Center Inc./TX	776,405	41,203,813
Sleep Number Corp.(a)(b)	318,121	34,977,404
Zumiez Inc.(a)(b)	153,475	7,518,740
		235,913,315
Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.(a)(b)	763,909	30,533,443
Diebold Nixdorf Inc.(a)(b)	479,823	6,160,927
		36,694,370
Textiles, Apparel & Luxury Goods — 0.8%
Fossil Group Inc.(a)(b)	332,623	4,749,856
Kontoor Brands Inc.	277,528	15,655,354
Steven Madden Ltd.	392,189	17,162,191
Wolverine World Wide Inc.	410,751	13,817,664
		51,385,065
Thrifts & Mortgage Finance — 2.4%
Axos Financial Inc.(a)(b)	667,903	30,984,020
Flagstar Bancorp. Inc.	370,665	15,668,010
Meta Financial Group Inc.	225,758	11,430,127
Mr Cooper Group Inc.(a)(b)	885,341	29,269,373
NMI Holdings Inc., Class A(a)(b)	1,112,912	25,018,262
Walker & Dunlop Inc.	385,684	40,257,696
		152,627,488
Tobacco — 0.2%
Vector Group Ltd.	835,101	11,808,328

Trading Companies & Distributors — 0.4%
Applied Industrial Technologies Inc.	308,275	28,071,522

Water Utilities — 0.7%
American States Water Co.	258,849	20,594,026
California Water Service Group	390,627	21,695,424
		42,289,450
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	421,581	20,450,894

Total Common Stocks — 99.7%
(Cost: $4,801,463,736)		6,376,771,625

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	433,597,744	433,857,902
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	13,240,000	13,240,000
		447,097,902
Total Short-Term Investments — 7.0%
(Cost: $446,865,778)		447,097,902

Total Investments in Securities — 106.7%
(Cost: $5,248,329,514)		6,823,869,527

Other Assets, Less Liabilities — (6.7)%		(428,680,748)

Net Assets — 100.0%		$6,395,188,779

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
June 30, 2021

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$390,568,484	$43,294,308	(a)	$—		$(7,968)	$3,078	$433,857,902	433,597,744	$237,655	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,930,000	—		(37,690,000	)(a)	—	—	13,240,000	13,240,000	860		—
						$(7,968)	$3,078	$447,097,902		$238,515		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index	95	09/17/21	$10,962	$16,480

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$2,878,880	$(134,045	)(c)	$2,760,391	0.0%
	Monthly	JPMorgan Securities PLC(d)	02/08/23	2,704,315	(134,500	)(e)	2,596,578	0.0
					$(268,545)		$5,356,969

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(15,556) of net dividends and financing fees.

(e)	Amount includes $(26,763) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)
Range:	65 basis points	65 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
June 30, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of June 30, 2021 expiration 2/27/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Banks
Bancorp. Inc. (The)	1,003	23,079	0.8%
Berkshire Hills Bancorp. Inc.	4,648	127,402	4.6
City Holding Co.	4,314	324,585	11.8
Community Bank System Inc.	6,786	513,361	18.6
Great Western Bancorp. Inc.	14,495	475,291	17.2
Independent Bank Corp.	6,321	477,236	17.3
National Bank Holdings Corp., Class A	1,333	50,307	1.8
Westamerica Bancorp.	5,710	331,351	12.0
		2,322,612
Diversified Telecommunication Services
Cincinnati Bell Inc.	12,167	187,615	6.8

Equity Real Estate Investment Trusts (REITs)
CareTrust REIT Inc.	10,769	250,164	9.1

Total Reference Entity — Long		2,760,391

Net Value of Reference Entity — Goldman Sachs & Co.		$2,760,391

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of June 30, 2021 expiration 2/8/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Banks
Bancorp. Inc. (The)	5,206	$119,790	4.6%
Berkshire Hills Bancorp. Inc.	2,986	81,846	3.2
			% of
			Basket
	Shares	Value	Value
City Holding Co.	844	63,503	2.4
Community Bank System Inc.	5,297	400,718	15.4
CVB Financial Corp.	7,896	162,579	6.3
Great Western Bancorp. Inc.	3,290	107,879	4.2
Independent Bank Corp.	3,078	232,389	8.9
National Bank Holdings Corp., Class A	3,390	127,939	4.9
Westamerica Bancorp.	2,314	134,281	5.2
		1,430,924
Consumer Finance
Green Dot Corp., Class A	9,060	424,461	16.4

Diversified Telecommunication Services
Cincinnati Bell Inc.	8,942	137,886	5.3

Equity Real Estate Investment Trusts (REITs)
CareTrust REIT Inc.	11,000	255,530	9.8

Thrifts & Mortgage Finance
Meta Financial Group Inc.	6,869	347,777	13.4

Total Reference Entity—Long		2,596,578

Net Value of Reference Entity — JPMorgan Securities PLC		$2,596,578

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,376,771,625	—	$—	$6,376,771,625
Money Market Funds	447,097,902	—	—	447,097,902
	$6,823,869,527	—	$—	$6,823,869,527
Derivative financial instruments(a)
Assets
Futures Contracts	$16,480	—	$—	$16,480
Liabilities
Swaps	—	(268,545)	—	(268,545)
	$16,480	$(268,545)	$—	$(252,065)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
June 30, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust